Loans, financing and debentures - Breakdown by maturity – non-current (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	R$ (87,613,961)	R$ (90,934,144)
2026
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(4,642,146)
2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(9,214,872)
2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(8,985,719)
2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(17,455,730)
Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(12,941,881)
Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(34,369,387)
Bonds | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(45,691,405)
Bonds | Foreign countries | 2026
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(2,968,093)
Bonds | Foreign countries | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(4,011,716)
Bonds | Foreign countries | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(2,852,225)
Bonds | Foreign countries | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(10,018,435)
Bonds | Foreign countries | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(5,660,739)
Bonds | Foreign countries | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(20,180,197)
Panda Bonds (1) | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(948,655)
Panda Bonds (1) | Foreign countries | 2026
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Panda Bonds (1) | Foreign countries | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(948,655)
Panda Bonds (1) | Foreign countries | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Panda Bonds (1) | Foreign countries | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Panda Bonds (1) | Foreign countries | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Panda Bonds (1) | Foreign countries | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Export credits (“export prepayments”) | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(16,983,690)
Export credits (“export prepayments”) | Foreign countries | 2026
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(1,224,473)
Export credits (“export prepayments”) | Foreign countries | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,594,061)
Export credits (“export prepayments”) | Foreign countries | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,583,133)
Export credits (“export prepayments”) | Foreign countries | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(4,807,933)
Export credits (“export prepayments”) | Foreign countries | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,062,507)
Export credits (“export prepayments”) | Foreign countries | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(711,583)
Assets Financing | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(269,563)
Assets Financing | Foreign countries | 2026
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(83,169)
Assets Financing | Foreign countries | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(111,553)
Assets Financing | Foreign countries | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(68,475)
Assets Financing | Foreign countries | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(6,366)
Assets Financing | Foreign countries | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Assets Financing | Foreign countries | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Assets Financing | Country of domicile
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(52,307)
Assets Financing | Country of domicile | 2026
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(14,092)
Assets Financing | Country of domicile | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(19,114)
Assets Financing | Country of domicile | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(19,034)
Assets Financing | Country of domicile | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(67)
Assets Financing | Country of domicile | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Assets Financing | Country of domicile | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
ECA - Export Credit Agency | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(713,766)
ECA - Export Credit Agency | Foreign countries | 2026
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
ECA - Export Credit Agency | Foreign countries | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
ECA - Export Credit Agency | Foreign countries | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
ECA - Export Credit Agency | Foreign countries | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
ECA - Export Credit Agency | Foreign countries | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
ECA - Export Credit Agency | Foreign countries | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(713,766)
IFC - International Finance Corporation | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(5,398,827)
IFC - International Finance Corporation | Foreign countries | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(290,300)
IFC - International Finance Corporation | Foreign countries | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(1,477,021)
IFC - International Finance Corporation | Foreign countries | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(2,400,463)
IFC - International Finance Corporation | Foreign countries | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(1,231,043)
BNDES – TJLP [Member] | Country of domicile | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(76,811)
BNDES – TJLP [Member] | Country of domicile | 2026 | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(65,250)
BNDES – TJLP [Member] | Country of domicile | 2027 | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,651)
BNDES – TJLP [Member] | Country of domicile | 2028 | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,651)
BNDES – TJLP [Member] | Country of domicile | 2029 | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,651)
BNDES – TJLP [Member] | Country of domicile | Later than five years and not later than six years | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(608)
BNDES – TJLP [Member] | Country of domicile | Later than six years [Member] | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
BNDES – TLP [Member] | Country of domicile | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(4,665,467)
BNDES – TLP [Member] | Country of domicile | 2026 | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(80,906)
BNDES – TLP [Member] | Country of domicile | 2027 | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(161,927)
BNDES – TLP [Member] | Country of domicile | 2028 | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(159,092)
BNDES – TLP [Member] | Country of domicile | 2029 | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(144,920)
BNDES – TLP [Member] | Country of domicile | Later than five years and not later than six years | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(372,599)
BNDES – TLP [Member] | Country of domicile | Later than six years [Member] | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,746,023)
BNDES – SELIC [Member] | Country of domicile | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(663,562)
BNDES – SELIC [Member] | Country of domicile | 2026 | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(198,744)
BNDES – SELIC [Member] | Country of domicile | 2027 | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(35,645)
BNDES – SELIC [Member] | Country of domicile | 2028 | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(35,645)
BNDES – SELIC [Member] | Country of domicile | 2029 | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(35,645)
BNDES – SELIC [Member] | Country of domicile | Later than five years and not later than six years | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(35,645)
BNDES – SELIC [Member] | Country of domicile | Later than six years [Member] | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(322,238)
BNDES – TR | Country of domicile | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(68,998)
BNDES – TR | Country of domicile | 2026 | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,161)
BNDES – TR | Country of domicile | 2027 | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(4,734)
BNDES – TR | Country of domicile | 2028 | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(4,734)
BNDES – TR | Country of domicile | 2029 | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(4,734)
BNDES – TR | Country of domicile | Later than five years and not later than six years | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(4,734)
BNDES – TR | Country of domicile | Later than six years [Member] | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(46,901)
BNDES - UMBNDES | Country of domicile | BNDES - UMBNDES
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(157,555)
BNDES - UMBNDES | Country of domicile | 2026 | BNDES - UMBNDES
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(4,258)
BNDES - UMBNDES | Country of domicile | 2027 | BNDES - UMBNDES
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(8,516)
BNDES - UMBNDES | Country of domicile | 2028 | BNDES - UMBNDES
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(8,516)
BNDES - UMBNDES | Country of domicile | 2029 | BNDES - UMBNDES
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(8,516)
BNDES - UMBNDES | Country of domicile | Later than five years and not later than six years | BNDES - UMBNDES
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(8,516)
BNDES - UMBNDES | Country of domicile | Later than six years [Member] | BNDES - UMBNDES
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(119,233)
NCE ("Export Credit Notes") | Country of domicile
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(100,000)
NCE ("Export Credit Notes") | Country of domicile | 2026
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
NCE ("Export Credit Notes") | Country of domicile | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(25,000)
NCE ("Export Credit Notes") | Country of domicile | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(25,000)
NCE ("Export Credit Notes") | Country of domicile | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(25,000)
NCE ("Export Credit Notes") | Country of domicile | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(25,000)
NCE ("Export Credit Notes") | Country of domicile | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
NCR ("Rural producer certificate") | Country of domicile
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(2,000,000)
NCR ("Rural producer certificate") | Country of domicile | 2026
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
NCR ("Rural producer certificate") | Country of domicile | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
NCR ("Rural producer certificate") | Country of domicile | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
NCR ("Rural producer certificate") | Country of domicile | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
NCR ("Rural producer certificate") | Country of domicile | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(2,000,000)
NCR ("Rural producer certificate") | Country of domicile | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Debentures | Country of domicile
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(9,819,129)
Debentures | Country of domicile | 2026
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Debentures | Country of domicile | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Debentures | Country of domicile | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(749,193)
Debentures | Country of domicile | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Debentures | Country of domicile | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(540,490)
Debentures | Country of domicile | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(8,529,446)
Total in foreign currency [Member] | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(70,005,906)
Total in foreign currency [Member] | Foreign countries | 2026
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(4,275,735)
Total in foreign currency [Member] | Foreign countries | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(8,956,285)
Total in foreign currency [Member] | Foreign countries | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(7,980,854)
Total in foreign currency [Member] | Foreign countries | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(17,233,197)
Total in foreign currency [Member] | Foreign countries | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(9,954,289)
Total in foreign currency [Member] | Foreign countries | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(21,605,546)
Total in local currency [Member] | Country of domicile
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(17,603,829)
Total in local currency [Member] | Country of domicile | 2026
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(366,411)
Total in local currency [Member] | Country of domicile | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(258,587)
Total in local currency [Member] | Country of domicile | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(1,004,865)
Total in local currency [Member] | Country of domicile | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(222,533)
Total in local currency [Member] | Country of domicile | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(2,987,592)
Total in local currency [Member] | Country of domicile | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	R$ (12,763,841)